Financial Assets and Liabilities - Summary of Categorization of Financial Instruments, Excluding Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Financial Assets:
Financial Assets	$ 324,827,314	$ 344,892,278
Financial Liabilities:
Financial Liabilities	633,179,177	648,038,187
Loans and receivables [member]
Financial Assets:
Financial Assets	170,295,834	163,488,725
Loans and receivables [member] | Related parties [member]
Financial Assets:
Financial Assets	1,395,450	2,287,213
Fair value through profit or loss [member]
Financial Assets:
Financial Assets	1,779,953	2,602,680
Fair value through OCI [member]
Financial Assets:
Financial Assets	83,138,508	95,409,260
Equity investments at fair value through OCI and other short term investments [member]
Financial Assets:
Financial Assets	74,517,951	88,428,111
Equity investments at fair value through OCI and other short term investments [member] | Fair value through OCI [member]
Financial Assets:
Financial Assets	68,627,966	88,428,111
Accounts receivable from subscribers distributors contractual assets and other net [member] | Loans and receivables [member]
Financial Assets:
Financial Assets	163,010,399	161,201,512
Financial instruments, class [member]
Financial Assets:
Financial Assets	1,779,953	2,602,680
Financial instruments, class [member] | Fair value through profit or loss [member]
Financial Assets:
Financial Assets	1,779,953	2,602,680
Liability Related to Right of Use of Assets [Member]
Financial Liabilities:
Financial Liabilities	131,467,840	134,148,811
Total Current Assets [Member] | Loans and receivables [member]
Financial Assets:
Financial Assets	170,295,834	163,488,725
Total Current Assets [Member] | Fair value through profit or loss [member]
Financial Assets:
Financial Assets	1,779,953	2,602,680
Total Current Assets [Member] | Fair value through OCI [member]
Financial Assets:
Financial Assets	68,627,966	88,428,111
Debt Instruments At Fair Value Through OCI [Member] | Fair value through OCI [member]
Financial Assets:
Financial Assets	14,510,542	6,981,149
Loans and receivables [member]
Financial Liabilities:
Financial Liabilities	813,946,131	826,435,278
Loans and receivables [member] | Related parties [member]
Financial Liabilities:
Financial Liabilities	6,037,132	7,224,218
Loans and receivables [member] | Equity investments at fair value through OCI and other short term investments [member] | Loans and receivables [member]
Financial Assets:
Financial Assets	5,889,985
Loans and receivables [member] | Debt [Member]
Financial Liabilities:
Financial Liabilities	507,043,629	510,589,480
Loans and receivables [member] | Accounts payable [Member]
Financial Liabilities:
Financial Liabilities	169,397,530	174,472,769
Loans and receivables [member] | Liability Related to Right of Use of Assets [Member]
Financial Liabilities:
Financial Liabilities	131,467,840	134,148,811
Fair value through profit or loss [Member]
Financial Liabilities:
Financial Liabilities	24,499,284	25,331,346
Fair value through profit or loss [Member] | Financial instruments, class [member]
Financial Liabilities:
Financial Liabilities	$ 24,499,284	$ 25,331,346